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                 [Letterhead of Sutherland Asbill & Brennan LLP
                            1275 Pennsylvania Ave, NW
                                Washington, D.C.]

MARY JANE WILSON-BILIK
DIRECT LINE:  202.383.0660
Internet: mjwilsonbilik@sablaw.com

                                 August 29, 2002

VIA EDGARLINK

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

               Re:    Farmers New World Life Insurance Company
                      Farmers Variable Life Separate Account A
                      Post-Effective Amendment No. 4
                      (File No. 333-84023)

Commissioners:

        On behalf of Farmers New World Life Insurance Company (the "Company") and Farmers Variable Life Separate Account A (the "Account"), we are transmitting a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of the supplement to the prospectus for the variable life policies offered by the Company through the Account that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced registration statement for the Account. That registration statement was filed electronically with the Commission on August 28, 2002.

        If you have any questions or comments regarding this filing, please call the undersigned at 202-383-0660.

                                            Sincerely,


                                            /s/ Mary Jane Wilson-Bilik
                                            -------------------------------
                                            Mary Jane Wilson-Bilik

cc:     James P. Brennan, Sr., Esq. Corporate Counsel
               Farmers Insurance Group